UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-04813

Dreyfus Investment Funds

(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	9/30/15

            The following N-Q relates only to Dreyfus/Standish Global Fixed Income Fund and does not affect other series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements. A separate N-Q will be filed for those series, as appropriate.

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus/Standish Global Fixed Income Fund
September 30, 2015 (Unaudited)

		Coupon	Maturity	Principal
Bonds And Notes--96.3%		Rate (%)	Date	Amount ($) [a]		Value ($)
Australia--10.1%
Australian Government,
Sr. Unscd. Bonds, Ser. 137	AUD	2.75	4/21/24	18,300,000		13,046,100
Australian Government,
Sr. Unscd. Bonds, Ser. 141	AUD	3.25	10/21/18	49,700,000		36,353,281
Australian Government,
Sr. Unscd. Bonds, Ser. 139	AUD	3.25	4/21/25	83,725,000		61,924,002
Australian Government,
Sr. Unscd. Bonds, Ser. 130	AUD	4.75	6/15/16	68,825,000		49,266,806
						160,590,189
Bermuda--.3%
Digicel,
Sr. Unscd. Notes		6.00	4/15/21	5,595,000	b	5,133,412
Brazil--1.1%
Brazilian Government,
Sr. Unscd. Bonds		5.00	1/27/45	6,800,000		5,117,000
Brazilian Government,
Notes, Ser. F	BRL	10.00	1/1/25	65,900,000		12,584,348
						17,701,348
Canada--2.8%
Canadian Government,
Bonds	CAD	1.50	3/1/20	38,335,000		29,707,111
Canadian Government,
Treasury Bonds	CAD	3.50	12/1/45	7,110,000		6,830,289
CIT Canada Equipment Receivables Trust,
Ser. 2012-1A, Cl. A2	CAD	2.11	12/20/16	92,046	b	69,031
CNH Capital Canada Receivables Trust,
Ser. 2014-1A, Cl. A2	CAD	1.80	10/15/20	3,219,239	b	2,420,545
Valeant Pharmaceuticals International,
Gtd. Notes	EUR	4.50	5/15/23	5,895,000	b	5,919,339
						44,946,315
Chile--.3%
Codelco,
Sr. Unscd. Notes		4.50	9/16/25	5,425,000	b,c	5,221,671
Croatia--.3%
Croatian Government,
Sr. Unscd. Notes	EUR	3.00	3/11/25	5,000,000		5,074,978
France--3.5%
Altice,
Gtd. Notes		7.75	5/15/22	5,500,000	b	5,018,750
AXA,
Sub. Notes	EUR	5.25	4/16/40	3,500,000	d	4,289,353
AXA,
Jr. Sub. Notes	EUR	5.78	7/29/49	1,500,000	d	1,717,802
Electricite de France,
Jr. Sub. Notes	EUR	5.38	1/28/49	500,000	d	577,773
Engie,
Sub. Notes, Ser. NC5	EUR	3.00	6/29/49	2,000,000	d	2,209,304
French Government,
Bonds	EUR	2.25	5/25/24	15,175,000		19,147,346
Pernod-Ricard,
Sr. Unscd. Notes		5.50	1/15/42	3,180,000	b	3,417,438
Societe Generale,
Gtd. Notes		2.75	10/12/17	4,510,000		4,601,395
Societe Generale,
Sr. Unscd. Notes	EUR	2.38	2/28/18	5,300,000		6,195,036
Total,
Jr. Sub. Notes	EUR	2.63	12/29/49	7,300,000	d	7,191,821
Veolia Environnement,

Jr. Sub. Notes	EUR	4.45	1/15/49	600,000	d	687,808
						55,053,826
Germany--1.0%
Allianz,
Jr. Sub. Bonds	EUR	3.38	9/29/49	3,100,000		3,244,516
Allianz,
Sub. Notes	EUR	5.63	10/17/42	4,300,000	d	5,516,049
Driver thirteen UG (haftungsbeschraenkt),
Ser. 13, Cl. A	EUR	0.15	2/22/21	2,378,757		2,636,685
German Government,
Bonds	EUR	0.50	2/15/25	375,000		417,935
German Government,
Bonds	EUR	2.25	9/4/20	115,000		143,039
German Government,
Bonds	EUR	2.50	8/15/46	3,385,000		4,901,583
						16,859,807
Hungary--.1%
Hungarian Development Bank,
Govt. Gtd. Notes		6.25	10/21/20	1,400,000	b	1,562,456
Iceland--.9%
Icelandic Government,
Unscd. Notes		4.88	6/16/16	113,000	b	115,553
Icelandic Government,
Unscd. Notes		4.88	6/16/16	8,402,000		8,591,793
Icelandic Government,
Unscd. Notes		5.88	5/11/22	5,575,000		6,357,886
						15,065,232
India--.1%
State Bank of India/London,
Sr. Unscd. Notes		3.62	4/17/19	725,000	b	744,644
State Bank of India/London,
Sr. Unscd. Notes		3.62	4/17/19	1,125,000	c	1,155,482
						1,900,126
Ireland--.8%
AerCap Ireland Capital,
Gtd. Bonds		4.63	7/1/22	1,925,000		1,922,594
Irish Government,
Bonds	EUR	2.00	2/18/45	2,150,000		2,295,880
Irish Government,
Bonds	EUR	2.40	5/15/30	6,880,000		8,340,627
						12,559,101
Italy--8.4%
Enel,
Sub. Bonds		8.75	9/24/73	1,315,000	b,d	1,513,526
Enel,
Sr. Unscd. Bonds	EUR	4.88	2/20/18	2,165,000		2,658,419
Intesa Sanpaolo,
Sr. Unscd. Notes		3.88	1/16/18	3,585,000		3,695,045
Intesa Sanpaolo,
Gtd. Notes		3.88	1/15/19	6,800,000		7,052,736
Intesa Sanpaolo,
Sr. Unscd. Notes	EUR	3.00	1/28/19	1,075,000		1,265,988
Italian Government,
Treasury Bonds	EUR	1.05	12/1/19	13,930,000		15,824,581
Italian Government,
Treasury Bonds	EUR	1.50	6/1/25	14,660,000		16,080,788
Italian Government,
Treasury Bonds	EUR	3.50	6/1/18	7,000,000		8,491,805
Italian Government,
Treasury Bonds	EUR	4.75	6/1/17	8,685,000		10,446,097
Italian Government,
Treasury Bonds	EUR	4.75	9/1/44	3,740,000	b	5,806,668
Italian Government,
Sr. Unscd. Notes	EUR	2.36	9/15/24	43,350,000	b	54,914,254
Telecom Italia,

Sr. Unscd. Notes	GBP	6.38	6/24/19	3,500,000		5,745,565
						133,495,472
Japan--5.9%
Development Bank of Japan,
Govt. Gtd. Notes	JPY	1.05	6/20/23	38,000,000		337,459
Development Bank of Japan,
Gov't. Gtd. Bonds	JPY	1.70	9/20/22	325,000,000		2,994,462
Japanese Government,
Sr. Unscd. Bonds, Ser. 44	JPY	1.70	9/20/44	5,490,400,000		49,394,881
Japanese Government,
Sr. Unscd. Bonds, Ser. 19	JPY	0.10	9/10/24	2,943,000,000	e	26,038,675
Japanese Government,
Sr. Unscd. Bonds, Ser. 20	JPY	0.10	3/10/25	1,781,700,000	e	15,806,423
						94,571,900
Mexico--.0%
Mexican Government,
Bonds, Ser. M 20	MXN	10.00	12/5/24	9,225,000		696,506
Morocco--1.9%
Moroccan Government,
Sr. Unscd. Bonds	EUR	3.50	6/19/24	9,840,000		11,091,482
Moroccan Government,
Sr. Unscd. Bonds		4.25	12/11/22	13,545,000	c	13,731,244
Moroccan Government,
Sr. Unscd. Notes	EUR	4.50	10/5/20	4,950,000		6,002,967
						30,825,693
Netherlands--2.8%
ABN Amro Bank,
Sub. Notes		4.75	7/28/25	9,350,000	b	9,301,904
ABN AMRO Bank,
Sr. Unscd. Notes		4.25	2/2/17	5,700,000	b	5,909,617
Iberdrola International,
Gtd. Notes	EUR	1.13	1/27/23	1,400,000		1,502,695
Iberdrola International,
Gtd. Notes	EUR	5.75	2/27/49	800,000	d	948,112
ING Groep,
Jr. Sub. Notes		6.50	12/29/49	4,420,000	c,d	4,226,625
Netherlands Government,
Bonds	EUR	1.25	1/15/19	5,550,000	b	6,478,554
Rabobank Nederland,
Gtd. Notes		3.38	1/19/17	2,565,000		2,636,992
Rabobank Nederland,
Sub. Bonds	EUR	2.50	5/26/26	6,080,000		6,736,528
Rabobank Nederland,
Sr. Unscd. Notes	EUR	3.88	4/20/16	1,325,000		1,511,532
Volkswagen International Finance,
Notes		2.38	3/22/17	3,000,000	b	2,958,861
Vonovia Finance,
Gtd. Notes		3.20	10/2/17	1,585,000	b	1,622,116
						43,833,536
Norway--.5%
Norwegian Government,
Bonds, Ser. 474	NOK	3.75	5/25/21	61,700,000	b	8,348,525
Peru--.2%
Peruvian Government,
Sr. Unscd. Bonds		4.13	8/25/27	3,625,000		3,570,625
Poland--.9%
Polish Government,
Sr. Unscd. Notes	EUR	1.50	9/9/25	11,400,000		12,747,980
Polish Government,
Bonds, Ser. 0725	PLN	3.25	7/25/25	3,725,000		1,015,501
						13,763,481
Portugal--1.0%
Portuguese Government,
Sr. Unscd. Bonds	EUR	2.20	10/17/22	13,500,000	b	15,368,109
Singapore--2.5%

ABJA Investment,
Gtd. Bonds		5.95	7/31/24	5,775,000	c	5,121,357
Singapore Government,
Sr. Unscd. Bonds	SGD	2.38	6/1/25	11,700,000		8,133,886
Singapore Government,
Sr. Unscd. Bonds	SGD	3.00	9/1/24	35,475,000		25,963,397
						39,218,640
South Africa--.0%
South African Government,
Bonds, Ser. 2023	ZAR	7.75	2/28/23	5,350,000		374,637
Spain--5.1%
BBVA Subordinated Capital,
Gtd. Notes	EUR	3.50	4/11/24	3,900,000	d	4,424,170
BBVA US Senior,
Gtd. Notes		4.66	10/9/15	2,275,000		2,276,254
Santander International Debt,
Gtd. Notes	EUR	4.00	3/27/17	4,200,000		4,925,882
Spanish Government,
Bonds	EUR	1.40	1/31/20	23,794,000		27,333,069
Spanish Government,
Bonds	EUR	2.75	4/30/19	27,450,000		33,052,324
Spanish Government,
Bonds	EUR	5.75	7/30/32	4,375,000		7,045,782
Telefonica Emisiones,
Gtd. Notes	EUR	3.96	3/26/21	1,600,000		2,002,910
						81,060,391
Supranational--.2%
European Investment Bank,
Sr. Unscd. Notes	JPY	1.90	1/26/26	58,000,000		566,777
International Bank for Reconstruction & Development,
Sr. Unscd. Notes	AUD	3.50	1/24/18	2,800,000		2,022,159
						2,588,936
Sweden--.2%
Swedish Government,
Bonds, Ser. 1047	SEK	5.00	12/1/20	17,000,000		2,550,267
United Kingdom--9.2%
Arcelormittal,
Sr. Unscd. Bonds		6.13	6/1/25	1,910,000		1,551,875
E-Carat,
Ser. 2012-1, Cl. A	GBP	1.30	6/18/20	6,458		9,779
HSBC Holdings,
Sub. Notes		4.25	8/18/25	6,375,000		6,294,433
International Game Technology,
Sr. Scd. Notes	EUR	4.13	2/15/20	1,375,000	b	1,526,640
International Game Technology,
Sr. Scd. Notes	EUR	4.75	2/15/23	5,700,000	b	5,984,768
Lloyds Bank,
Gtd. Notes		6.50	9/14/20	2,165,000	b	2,499,785
Lloyds Bank,
Sr. Unscd. Notes	GBP	2.75	12/9/18	4,725,000		7,291,675
Lloyds Bank,
Sr. Unscd. Notes	EUR	4.63	2/2/17	1,975,000		2,333,933
Lloyds Bank,
Sub. Notes	EUR	6.50	3/24/20	2,650,000		3,531,207
Royal Bank of Scotland Group,
Sub. Notes		6.00	12/19/23	5,375,000		5,731,884
Royal Bank of Scotland Group,
Jr. Sub. Bonds		8.00	12/29/49	2,650,000	d	2,676,500
Royal Bank of Scotland Group,
Jr. Sub. Bonds		7.50	12/29/49	2,500,000	d	2,500,775
United Kingdom Gilt,
Bonds	GBP	2.00	1/22/16	30,475,000		46,317,989
United Kingdom Gilt,
Unscd. Bonds	GBP	3.25	1/22/44	12,625,000		22,108,179
United Kingdom Gilt,

Bonds	GBP	2.00	9/7/25	14,950,000		23,086,142
United Kingdom Gilt,
Bonds	GBP	4.25	12/7/40	6,770,000		13,711,029
						147,156,593
United States--36.1%
1211 Avenue of the Americas Trust,
Ser. 2015-1211, Cl. E		4.14	8/10/35	5,050,000	b,d	4,572,267
A10 Term Asset Financing,
Ser. 2013-2, Cl. A		2.62	11/15/27	1,484,661	b	1,496,044
AES,
Sr. Unscd. Notes		7.38	7/1/21	4,870,000		5,076,975
Alcatel-Lucent USA,
Sr. Unscd. Notes		6.45	3/15/29	3,995,000		3,970,031
Ally Financial,
Gtd. Notes		3.50	1/27/19	6,010,000		5,933,012
Alternative Loan Trust,
Ser. 2004-18CB, Cl. 4A1		5.50	9/25/34	921,412		960,968
American International Group,
Sr. Unscd. Notes		4.88	6/1/22	2,600,000		2,873,086
AmeriCredit Automobile Receivables Trust,
Ser. 2013-1, Cl. D		2.09	2/8/19	2,760,000		2,776,915
AmeriCredit Automobile Receivables Trust,
Ser. 2014-4, Cl. C		2.47	11/9/20	4,600,000		4,657,794
AmeriCredit Automobile Receivables Trust,
Ser. 2013-4, Cl. C		2.72	9/9/19	1,065,000		1,080,375
AmeriCredit Automobile Receivables Trust,
Ser. 2014-4, Cl. D		3.07	11/9/20	3,350,000		3,391,372
Aventura Mall Trust,
Ser. 2013-AVM, Cl. A		3.74	12/5/32	2,305,000	b,d	2,466,617
BAE Systems Holdings,
Gtd. Bonds		3.80	10/7/24	2,800,000	b	2,839,074
BAE Systems Holdings,
Gtd. Bonds		3.80	10/7/24	1,301,000		1,319,155
Barclays Commercial Mortgage Securities Trust,
Ser. 2013-TYSN, Cl. A2		3.76	9/5/32	1,245,000	b	1,330,303
Bear Stearns ALT-A Trust,
Ser. 2005-4, Cl. 24A1		2.54	5/25/35	1,585,969	d	1,561,907
Bear Stearns ALT-A Trust,
Ser. 2004-2, Cl. 2A1		2.61	3/25/34	803,654	d	800,654
Bear Stearns Commercial Mortgage Securities Trust,
Ser. 2006-PWR14, Cl. AJ		5.27	12/11/38	9,592,507		9,620,790
Bear Stearns Commercial Mortgage Securities Trust,
Ser. 2005-PWR10, Cl. AJ		5.55	12/11/40	650,000	d	642,926
Bear Stearns Commercial Mortgage Securities Trust,
Ser. 2007-PWR16, Cl. AJ		5.70	6/11/40	7,313,309	d	7,432,801
Bear Stearns Commercial Mortgage Securities Trust,
Ser. 2007-PWR17, Cl. AJ		5.88	6/11/50	2,000,000	d	2,053,121
Bear Stearns Commercial Mortgage Securities Trust,
Ser. 2007-PWR18, Cl. AJ		6.18	6/11/50	950,000	d	959,326
Becton Dickinson and Company,
Sr. Unscd. Notes		3.73	12/15/24	1,750,000		1,784,907
Branch Banking & Trust,
Sub. Notes		3.63	9/16/25	7,850,000		7,866,124
Calpine,
Sr. Unscd. Notes		5.38	1/15/23	5,765,000		5,404,687
Capital Auto Receivables Asset Trust,
Ser. 2013-1, Cl. D		2.19	9/20/21	415,000		416,945
Capital Auto Receivables Asset Trust,
Ser. 2015-2, Cl. B		2.29	5/20/20	6,000,000		6,053,391
Capital Auto Receivables Asset Trust,
Ser. 2014-2, Cl. C		2.41	5/20/19	2,275,000		2,308,599
Capital Auto Receivables Asset Trust,
Ser. 2014-3, Cl. D		3.14	2/20/20	2,850,000		2,887,242
Capital Auto Receivables Asset Trust,
Ser. 2015-2, Cl. D		3.16	11/20/20	7,275,000		7,331,272

Capital Auto Receivables Asset Trust,
Ser. 2014-1, Cl. D	3.39	7/22/19	900,000		920,453
Capital Auto Receivables Asset Trust,
Ser. 2013-3, Cl. D	3.69	2/20/19	855,000		882,286
Carmax Auto Owner Trust,
Ser. 2014-4, Cl. D	3.04	5/17/21	2,625,000		2,660,281
Carmax Auto Owner Trust,
Ser. 2015-2, Cl. D	3.04	11/15/21	1,000,000		1,006,972
Celgene,
Sr. Unscd. Notes	5.00	8/15/45	7,545,000		7,512,707
Chrysler Capital Auto Receivables Trust,
Ser. 2013-BA, Cl. C	2.24	9/16/19	1,135,000	b	1,143,049
Chrysler Capital Auto Receivables Trust,
Ser. 2013-AA, Cl. D	2.93	8/17/20	5,100,000	b	5,167,361
Chrysler Capital Auto Receivables Trust,
Ser. 2015-AA, Cl. D	3.15	1/18/22	3,100,000	b	3,134,207
Citigroup Commercial Mortgage Trust,
Ser. 2013-375X, Cl. E	3.63	5/10/35	1,918,198		1,765,541
Citigroup Commercial Mortgage Trust,
Ser. 2013-375P, Cl. E	3.52	5/10/35	7,595,000	b,d	6,990,563
Citigroup,
Sub. Bonds	4.40	6/10/25	5,870,000		5,915,228
Citigroup,
Sr. Unscd. Notes	4.65	7/30/45	4,120,000		4,125,995
Clear Channel Worldwide Holdings,
Gtd. Notes, Ser. B	7.63	3/15/20	5,170,000		5,202,312
Colony American Homes,
Ser. 2014-1A, Cl. C	2.10	5/17/31	1,625,000	b,d	1,593,036
Colony American Homes,
Ser. 2014-1A, Cl. D	2.40	5/17/31	625,000	b,d	610,781
Commercial Mortgage Trust,
Ser. 2015-3BPX Cl. B	3.35	2/10/35	1,850,000		1,847,504
Commercial Mortgage Trust,
Ser. 2015-3BPX Cl. D	3.35	2/10/35	2,455,000		2,303,654
Commercial Mortgage Trust,
Ser. 2013-CR6, Cl. B	3.40	3/10/46	530,000	b	533,519
Commercial Mortgage Trust,
Ser. 2013-WWP, Cl. B	3.73	3/10/31	1,225,000	b	1,272,367
Commercial Mortgage Trust,
Ser. 2013-CR6, Cl. C	3.78	3/10/46	370,000	b,d	367,724
Commercial Mortgage Trust,
Ser. 2014-UBS2, Cl. AM	4.20	3/10/47	375,000		400,134
Commercial Mortgage Trust,
Ser. 2013-CR10, Cl. A4	4.21	8/10/46	1,250,000	d	1,375,313
Commercial Mortgage Trust,
Ser. 2014-UBS2, Cl. B	4.70	3/10/47	275,000		294,647
Commercial Mortgage Trust,
Ser. 2013-LC13, Cl. B	5.01	8/10/46	890,000	b,d	987,937
Commercial Mortgage Trust,
Ser. 2013-LC13, Cl. C	5.05	8/10/46	325,000	b,d	351,504
Commercial Mortgage Trust,
Ser. 2013-CR11, Cl. C	5.17	10/10/46	725,000	b,d	779,481
Commercial Mortgage Trust,
Ser. 2006-C8, Cl. AJ	5.38	12/10/46	6,400,000		6,394,512
Continental Resources,
Gtd. Notes	5.00	9/15/22	6,060,000		5,310,075
Credit Suisse Mortgage Trust,
Ser. 2014-USA, Cl. E	4.37	9/15/37	3,525,000	b	3,318,282
Credit Suisse Mortgage Trust,
Ser. 2014-USA, Cl. D	4.37	9/15/37	9,350,000	b	9,362,683
Dell Equipment Finance Trust,
Ser. 2015-1, Cl. C	2.42	3/23/20	6,880,000	b	6,882,563
Drive Auto Receivables Trust,
Ser. 2015-AA, Cl. C	3.06	5/17/21	5,950,000	b	5,986,542
DT Auto Owner Trust,

Ser. 2014-1A, Cl. C		2.64	10/15/19	900,000	b	905,288
DT Auto Owner Trust,
Ser. 2014-1A, Cl. D		3.98	1/15/21	3,350,000	b	3,395,473
DT Auto Owner Trust,
Ser. 20015-2A, Cl. D		4.25	2/15/22	1,250,000	b	1,268,057
DT Auto Owner Trust,
Ser. 2014-3A, Cl. D		4.47	11/15/21	2,500,000	b	2,554,389
Dynegy,
Gtd. Notes		7.38	11/1/22	5,075,000		5,144,781
Enterprise Products Operating,
Gtd. Notes		4.90	5/15/46	1,515,000		1,377,158
Exeter Automobile Receivables Trust,
Ser. 2015-1A, Cl. B		2.84	3/16/20	7,300,000	b	7,383,399
Exeter Automobile Receivables Trust,
Ser. 2015-2A, Cl. C		3.90	3/15/21	100,000	b	101,459
Extended Stay America Trust,
Ser. 2013-ESH7, Cl. D7		4.04	12/5/31	1,000,000	b,d	1,012,941
Federal Home Loan Mortgage Corporation Structured Agency
Credit Risk Debt Notes, Ser. 2014-HQ2, Cl. M1		1.64	9/25/24	2,474,319	d,f	2,483,551
Federal Home Loan Mortgage Corporation Structured Agency
Credit Risk Debt Notes, Ser. 2014-DN2, Cl. M2		1.84	4/25/24	1,750,000	d,f	1,737,113
Federal Home Loan Mortgage Corporation Structured Agency
Credit Risk Debt Notes, Ser. 2014-DN3, Cl. M2		2.59	8/25/24	2,000,000	d,f	2,024,036
Federal National Mortgage Association Connecticut Avenue
Securities, Ser. 2014-C04, Ser. 1M1		2.14	11/25/24	2,623,479	d,f	2,641,555
Flagship Credit Auto Trust,
Ser. 2015-2, Cl. A		1.98	10/15/20	2,914,834	b	2,922,229
Ford Credit Auto Owner Trust,
Ser. 2014-A, Cl. B		1.71	5/15/19	1,750,000		1,763,309
Ford Motor Credit,
Sr. Unscd. Notes		3.00	6/12/17	4,620,000		4,695,163
Freeport-McMoRan,
Gtd. Notes		3.88	3/15/23	3,900,000		2,920,125
Freeport-McMoran,
Gtd. Notes		4.55	11/14/24	2,560,000	c	1,920,000
Freeport-McMoRan,
Gtd. Notes		5.45	3/15/43	2,590,000		1,813,000
Frontier Communications,
Sr. Unscd. Notes		8.50	4/15/20	2,455,000		2,393,625
Frontier Communications,
Sr. Unscd. Notes		8.88	9/15/20	1,025,000	b	1,007,062
Frontier Communications,
Sr. Unscd. Notes		9.25	7/1/21	920,000		889,419
GAHR Commercial Mortgage Trust,
Ser. 2015-NRF, Cl. FFX		3.38	12/15/19	1,640,000	b,d	1,526,846
GAHR Commercial Mortgage Trust,
Ser. 2015-NRF, Cl. EFX		3.49	12/15/19	3,620,000	b,d	3,427,210
General Electric Capital,
Gtd. Cap. Secs., Ser. A		7.13	12/29/49	2,500,000	d	2,890,625
General Motors,
Sr. Unscd. Notes		5.20	4/1/45	8,020,000		7,553,741
Genesis Energy,
Gtd. Notes		6.75	8/1/22	2,550,000		2,405,925
Glencore Funding,
Gtd. Notes		4.00	4/16/25	4,050,000	b,c	3,134,485
GM Financial Automobile Leasing Trust,
Ser. 2015-1, Cl. D		3.01	3/20/20	3,350,000		3,367,842
Hilton USA Trust,
Ser. 2013-HLT, Cl. DFX		4.41	11/5/30	915,000	b	922,522
Hyundai Auto Receivables Trust,
Ser. 2015-A, Cl. C		1.98	7/15/20	1,320,000		1,314,339
Impac CMB Trust
Ser. 05-1, Cl. 1A2		0.81	4/25/35	2,075,606	d	1,864,359
JP Morgan Chase Bank,
Sub. Notes	EUR	4.38	11/30/21	3,050,000	d	3,534,242

JP Morgan Chase Commercial Mortgage Securities Trust,
Ser. 2013-LC11, Cl. AS		3.22	4/15/46	930,000		940,237
JP Morgan Chase Commercial Mortgage Securities Trust,
Ser. 2013-LC11, Cl. B		3.50	4/15/46	1,775,000		1,788,831
JP Morgan Chase Commercial Mortgage Securities Trust,
Ser. 2006-LDP9, Cl. AM		5.37	5/15/47	5,835,000		5,986,859
JP Morgan Chase Commercial Mortgage Securities Trust,
Ser. 2006-CB17, Cl. AM		5.46	12/12/43	2,575,000		2,620,756
JP Morgan Chase Commercial Mortgage Securities Trust,
Ser. 2007-LDPX, Cl. AM		5.46	1/15/49	5,390,000	d	5,547,194
JPMBB Commercial Mortgage Securities Trust,
Ser. 2014-C24, Cl. B		4.12	11/15/47	1,160,000	d	1,196,084
JPMorgan Chase & Co.,
Sub. Notes		3.88	9/10/24	3,490,000		3,463,120
JPMorgan Chase & Co.,
Sub. Notes		4.25	10/1/27	9,600,000		9,582,998
KeyCorp Student Loan Trust,
Ser. 1999-B, Cl. CTFS		1.05	11/25/36	671,969	d	628,169
Kraft Heinz Foods,
Gtd. Notes	EUR	2.00	6/30/23	5,300,000		5,884,668
LB-UBS Commercial Mortgage Trust,
Ser. 2007-C7, Cl. AJ		6.25	9/15/45	8,100,000	d	8,451,666
Long Beach Mortgage Loan Trust,
Ser. 2004-1, Cl. M2		1.02	2/25/34	176,803	d	169,709
Merrill Lynch Mortgage Trust,
Ser. 2006-C1, Cl. AJ		5.67	5/12/39	6,340,000	d	6,375,941
Metropolitan Life Global Funding I,
Scd. Notes		1.50	1/10/18	4,605,000	b	4,599,133
ML-CFC Commercial Mortgage Trust,
Ser. 2007-9, Cl. AJ		6.19	9/12/49	1,625,000	d	1,616,990
Morgan Stanley Bank of America Merrill Lynch Trust,
Ser. 2013-C7, Cl. B		3.77	2/15/46	505,000		515,987
Morgan Stanley Bank of America Merrill Lynch Trust,
Ser. 2013-C8, Cl. B		3.67	12/15/48	460,000	d	469,588
Morgan Stanley Bank of America Merrill Lynch Trust,
Ser. 2013-C8, Cl. C		4.17	12/15/48	390,000	d	393,442
Morgan Stanley Capital I Trust,
Ser. 2007-IQ14, Cl. AM		5.68	4/15/49	5,692,000	d	5,918,695
Morgan Stanley Capital I Trust,
Ser. 2007-IQ15, Cl. AJ		5.92	6/11/49	5,405,000	d	5,433,555
Morgan Stanley Mortgage Loan Trust,
Ser. 2005-1, Cl. 4A1		0.49	3/25/35	319,351	d	292,372
Morgan Stanley,
Sr. Unscd. Notes		4.00	7/23/25	3,450,000		3,530,150
Newfield Exploration,
Sr. Unscd. Notes		5.38	1/1/26	1,150,000		1,058,000
NRG Energy,
Gtd. Notes		6.25	7/15/22	2,000,000		1,830,000
NRG Energy,
Gtd. Notes		6.25	5/1/24	3,375,000		2,995,312
OneMain Financial Issuance Trust,
Ser. 2014-2A, Cl. A		2.47	9/18/24	7,400,000	b	7,408,673
OneMain Financial Issuance Trust,
Ser. 2015-2A, Cl. A		2.57	7/18/25	6,225,000	b	6,218,675
OneMain Financial Issuance Trust,
Ser. 2015-1A, Cl. A		3.19	3/18/26	5,344,000	b	5,397,857
OneMain Financial Issuance Trust,
Ser. 2015-1A, Cl. B		3.85	3/18/26	3,250,000	b	3,321,347
Popular ABS Mortgage Pass-Through Trust,
Ser. 2006-D, Cl. A2		0.35	11/25/46	283,721	d	275,129
Prudential Financial,
Sr. Unscd. Notes		5.38	6/21/20	2,200,000		2,481,851
Quicken Loans,
Gtd. Notes		5.75	5/1/25	3,695,000	b	3,482,537
Santander Drive Auto Receivables Trust,

Ser. 2015-2, Cl. D		3.02	4/15/21	2,375,000		2,362,347
Santander Drive Auto Receivables Trust,
Ser. 2014-1, Cl. B		1.59	10/15/18	3,800,000		3,808,884
Santander Drive Auto Receivables Trust,
Ser. 2013-3, Cl. D		2.42	4/15/19	2,900,000		2,912,818
Santander Drive Auto Receivables Trust,
Ser. 2014-1, Cl. D		2.91	4/15/20	4,725,000		4,786,416
Santander Drive Auto Receivables Trust,
Ser. 2014-4, Cl. D		3.10	11/16/20	1,820,000		1,839,043
Santander Drive Auto Receivables Trust,
Ser. 2015-1, Cl. D		3.24	4/15/21	4,225,000		4,273,913
Santander Drive Auto Receivables Trust,
Ser. 2015-3, Cl. D		3.49	5/17/21	1,550,000		1,576,754
Scientific Games International,
Gtd. Notes		10.00	12/1/22	3,105,000		2,724,637
Sinclair Television Group,
Gtd. Notes		5.63	8/1/24	2,300,000	b	2,098,750
SLM Private Education Loan Trust,
Ser. 2011-B, Cl. A1		1.06	12/16/24	193,540	b,d	193,563
Southwestern Energy,
Sr. Unscd. Notes		4.95	1/23/25	5,825,000	c	5,215,449
Springleaf Funding Trust,
Ser. 2014-AX, Cl. A		2.41	12/15/22	4,850,000	b	4,853,958
Springleaf Funding Trust,
Ser. 2013-AA, Cl. A		2.58	9/15/21	725,550	b	727,302
Springleaf Funding Trust,
Ser. 2015-AA, Cl. A		3.16	11/15/24	9,175,000	b	9,278,627
Springleaf Funding Trust,
Ser. 2014-AA, Cl. B		3.45	12/15/22	3,450,000	b	3,475,875
Structured Asset Securities Corp. Mortgage Pass-through
Certificates, Ser. 2004-11XS, Cl. 1A5A		5.76	6/25/34	895,000	d	917,685
Sunoco Logistics Partner Operations,
Gtd. Notes		5.35	5/15/45	2,300,000		1,875,321
SunTrust Auto Receivables Trust,
Ser. 2015-15A, Cl. A3		1.42	9/16/19	7,025,000	b	6,979,755
T-Mobile USA,
Gtd. Notes		6.00	3/1/23	2,900,000		2,805,750
Tenet Healthcare,
Sr. Unscd. Notes		6.75	6/15/23	1,725,000	c	1,720,687
U.S. Treasury Bonds		2.50	2/15/45	20,880,000	c	19,227,139
U.S. Treasury Inflation-Protected Securities,
Notes		0.13	4/15/20	31,662,939	g	31,482,365
U.S. Treasury Inflation Protected Securities,
Notes		0.38	7/15/25	31,197,470	c,g	30,413,478
UBS-Barclays Commercial Mortgage Trust,
Ser. 2013-C5, Cl. B		3.65	3/10/46	475,000	b,d	476,963
UBS-Barclays Commercial Mortgage Trust,
Ser. 2013-C5, Cl. C		4.09	3/10/46	370,000	b,d	373,116
Virgin Media Secured Finance,
Sr. Scd. Notes	GBP	6.00	4/15/21	1,282,500	b	1,968,479
Volkswagen Group of America Finance,
Gtd. Notes		1.25	5/23/17	600,000	b	579,447
Wachovia Bank Commercial Mortgage Trust,
Ser. 2006-C29, Cl. AJ		5.37	11/15/48	4,385,000	d	4,433,439
Wachovia Bank Commercial Mortgage Trust,
Ser. 2007-C32, Cl. AJ		5.71	6/15/49	7,030,000	d	7,216,485
Wallgreens Boots Alliance,
Gtd. Notes		3.80	11/18/24	1,450,000		1,445,005
Wells Fargo & Co.,
Sr. Unscd. Notes		2.63	12/15/16	1,580,000		1,611,772
Wells Fargo Bank & Co.,
Sub. Notes		4.30	7/22/27	6,430,000		6,562,143
Wells Fargo Mortgage Backed Securities Trust,
Ser. 2005-AR4, Cl. 2A1		2.64	4/25/35	823,742	d	825,906
West,

Gtd. Notes	5.38	7/15/22	5,780,000	b	5,360,950
Westlake Automobile Receivables Trust,
Ser. 2014-2A, Cl. D	2.86	7/15/21	2,200,000	b	2,206,141
WFRBS Commercial Mortgage Trust,
Ser. 2013-C11, Cl. B	3.71	3/15/45	385,000	d	390,815
WFRBS Commercial Mortgage Trust,
Ser. 2013-C11, Cl. C	4.12	3/15/45	405,000	d	410,379
ZFS Finance (USA) Trust V,
Jr. Sub. Cap. Secs.,	6.50	5/9/67	3,571,000	b,d	3,635,278
					575,485,520
Vietnam--.1%
Vietnam Government,
Sr. Unscd. Bonds	4.80	11/19/24	2,075,000	b	1,971,653
Total Bonds And Notes
(cost $1,581,376,798)					1,536,548,945
			Principal
Short-Term Investments--1.4%			Amount ($)		Value ($)
U.S. Treasury Bills:
0.06%, 10/29/15			8,199,000	h	8,199,131
0.17%, 2/11/16			13,945,000	h	13,944,094
Total Short-Term Investments
(cost $22,134,604)					22,143,225

Other Investment--2.1%			Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $33,776,166)			33,776,166	[i]	33,776,166

Investment of Cash Collateral for Securities Loaned--1.2%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $18,894,031)			18,894,031	[i]	18,894,031
Total Investments (cost $1,656,181,599)			101.0%		1,611,362,367
Liabilities, Less Cash and Receivables			(1.0%)		(16,438,160)
Net Assets			100.0%		1,594,924,207

a Principal amount stated in U.S. Dollars unless otherwise noted.
AUD--Australian Dollar
BRL--Brazilian Real
CAD--Canadian Dollar
EUR--Euro
GBP--British Pound
JPY--Japanese Yen
MXN--Mexican New Peso
NOK--Norwegian Krone
PLN--Polish Zloty
SEK--Swedish Krona
SGD--Singapore Dollar
ZAR--South African Rand
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, these securities were valued at $317,211,509 or 19.9% of net assets.
c Security, or portion thereof, on loan. At September 30, 2015, the value of the fund's securities on loan was
$58,573,454 and the value of the collateral held by the fund was $60,833,243, consisting of cash collateral of
$18,894,031 and U.S. Government & Agency securities valued at $41,939,212.
d Variable rate security--interest rate subject to periodic change.
e Principal amount for accrual purposes is periodically adjusted based on changes in the Japanese Consumer Price Index.
f The Federal Housing Finance Agency ("FHFA") placed the Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
g Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
h Held by or on behalf of a counterparty for open financial futures contracts.
i Investment in affiliated money market mutual fund.

At September 30, 2015, net unrealized depreciation on investments was $46,430,219 of which $8,661,888 related to appreciated investment securities and $55,092,107 related to depreciated investment securities. At September 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Foreign/Governmental	48.7
Corporate Bonds	22.7
Asset-Backed	10.3
Commercial Mortgage-Backed	8.5
U.S. Government	5.1
Short-Term/Money Market Investments	4.7
Residential Mortgage-Backed	1.0
101.0

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
September 30, 2015 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 9/30/2015 ($)

Financial Futures Long
Australian 3 Year Bond	30	2,364,178	December 2015	1,597
Australian 10 Year Bond	217	19,711,203	December 2015	174,481
Euro 30 Year Bond	154	26,799,817	December 2015	970,345
Euro-Bond	355	61,957,304	December 2015	1,055,800
U. S. Treasury 5 Year Notes	10	1,205,156	December 2015	6,547
U.S. Treasury Ultra Long Bond	167	26,787,844	December 2015	321,099

Financial Futures Short
Japanese 10 Year Bond	42	(51,871,129)	December 2015	(98,212)
U. S. Treasury 10 Year Notes	487	(62,693,641)	December 2015	(649,085)
U. S. Treasury 2 Year Notes	249	(54,538,781)	December 2015	(70,395)

Gross Unrealized Appreciation				2,529,869
Gross Unrealized Depreciation				(817,692)

STATEMENT OF OPTIONS WRITTEN
September 30, 2015 (Unaudited)

	Face Amount
	Covered by
	Contracts ($)	Value ($)
Call Options:
Brazilian Real,
October 2015 @ BRL 3.50	14,400,000	(1,771,260)
(premiums received $160,273)

BRL-Brazilian Real

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
September 30, 2015 (Unaudited)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

Brazilian Real,
Expiring:
10/2/2015 [a]	28,330,000	7,009,774	7,140,362	130,588
11/4/2015 [a]	22,365,000	5,376,202	5,571,321	195,119
12/2/2015	b 315,000	74,362	77,673	3,311

Indian Rupee,
Expiring
11/24/2015	a 796,130,000	11,947,446	12,003,543	56,097

Mexican New Peso,
Expiring
11/25/2015	c 509,025,000	29,774,857	29,972,926	198,069

Sales:		Proceeds ($)

Australian Dollar,
Expiring:
10/30/2015 [d]	139,576,000	97,517,973	97,803,938	(285,965)
10/30/2015 [e]	117,019,000	81,722,559	81,997,757	(275,198)

Brazilian Real,
Expiring:
10/2/2015 [e]	28,330,000	7,996,732	7,140,362	856,370
11/4/2015 [d]	41,300,000	10,066,002	10,288,198	(222,196)
12/2/2015 [a]	111,180,000	26,925,964	27,414,926	(488,962)

British Pound,
Expiring
10/30/2015 [f]	78,800,000	120,233,828	119,188,068	1,045,760

Canadian Dollar,
Expiring
10/30/2015 [g]	52,950,000	39,685,216	39,671,539	13,677

Euro,
Expiring:
10/30/2015 [d]	80,376,000	90,343,428	89,853,776	489,652
10/30/2015 [e]	3,531,000	3,967,820	3,947,368	20,452
10/30/2015 [f]	1,662,000	1,868,088	1,857,980	10,108
10/30/2015 [g]	126,305,000	142,029,973	141,198,630	831,343
10/30/2015 [h]	142,276,000	160,017,817	159,052,899	964,918

Japanese Yen,
Expiring

10/30/2015 [d]	11,651,108,000	97,674,544	97,156,812	517,732

New Taiwan Dollar,
Expiring:
11/25/2015 [a]	511,980,000	15,322,320	15,552,752	(230,432)
11/25/2015 [e]	438,150,000	13,307,517	13,309,970	(2,453)

Norwegian Krone,
Expiring
10/30/2015 [d]	79,600,000	9,446,445	9,345,476	100,969

Polish Zloty,
Expiring
11/25/2015 [i]	3,850,000	1,023,208	1,011,419	11,789

Singapore Dollar,
Expiring
10/30/2015 [a]	89,370,000	62,653,576	62,734,280	(80,704)

South African Rand,
Expiring
11/25/2015 [a]	5,315,000	379,258	379,761	(503)

South Korean Won,
Expiring
11/25/2015 [i]	16,495,480,000	13,864,078	13,890,229	(26,151)

Swedish Krona,
Expiring
10/30/2015 [d]	21,460,000	2,564,378	2,565,660	(1,282)

Gross Unrealized Appreciation				5,445,954
Gross Unrealized Depreciation				(1,613,846)

Counterparties:
a Citigroup
b Standard Chartered Bank
c HSBC
d Goldman Sachs International
e JP Morgan Chase Bank
f Credit Suisse International
g UBS
h Deutsche Bank
i Bank of America

Dreyfus/Standish Global Fixed Income Fund
September 30, 2015 (Unaudited)

					Unrealized
Notional	Currency/		(Pay) Receive		Appreciation
Amount ($)	Floating Rate	Counterparties	Fixed Rate (%)	Expiration	(Depreciation) ($)
16,100,000	IRSPAY FXD.836% CITI 11/8/17	citigroup	0.836	11/8/2022	(64,385)
6,500,000	IRS REC FXD 1.907% GBP JPM 11/4/16	jp morgan chase bank	1.907	11/4/2016	273,392
21,300,000	IRS REC FXD 11.99% BRL GS 01/02/17	goldman sachs international	11.99	1/2/2017	(227,703)

Gross Unrealized Appreciation					273,392
Gross Unrealized Depreciation					(292,088)

Dreyfus/Standish Global Fixed Income Fund
September 30, 2015 (Unaudited)

Reference Obligation	Notional Amount ($)	Counterparties	(Pay) Receive Fixed Rate (%)	Implied Credit Spread (%)	Market Value ($)	Upfront Premiums Received (Paid) ($)	Unrealized (Depreciation) ($)
Sales:
Markit CMBX.NA. BBB Series 7 1/17/2047
1/17/2047	36,300,000	Deutsche Bank	3.00	0	(2,035,069)	(559,890)	(1,475,179)

Dreyfus/Standish Global Fixed Income Fund
September 30, 2015 (Unaudited)

Notional Amount ($)	Currency/ FloatingRate	(Pay) Receive Fixed Rate (%)	Expiration	Clearinghouse	Unrealized (Depreciation) ($)
49,500,000	USD- 6 MONTHLIBOR	0.66125	7/21/2016	Chicago Mercantile Exchange	(120,511)

The following is a summary of the inputs used as of September 30, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	163,698,215	-	163,698,215
Commercial Mortgage-Backed	-	136,366,101	-	136,366,101
Corporate Bonds+	-	362,826,981	-	362,826,981
Foreign Government	-	776,424,560	-	776,424,560
Mutual Funds	52,670,197	-	-	52,670,197
Residential Mortgage-Backed	-	16,110,106	-	16,110,106
U.S. Treasury	-	103,266,207	-	103,266,207
Other Financial Instruments:
Financial Futures++	2,529,869	-	-	2,529,869
Forward Foreign Currency Exchange Contracts++	-	5,445,954	-	5,445,954
Swaps++	-	273,392	-	273,392
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(817,692)	-	-	(817,692)
Forward Foreign Currency Exchange Contracts++	-	(1,613,846)	-	(1,613,846)
Swaps++	-	(1,887,778)	-	(1,887,778)
Options Written	-	(1,771,260)	-	(1,771,260)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the fund's Board.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end September 30, 2015 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.

With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received.

For financial reporting purposes, forward rate agreements are classified as interest rate swaps.

Swap Transactions: The fund enters into swap agreements to exchange the interest rate on, or return generated by, nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiat the over-the-counter (“OTC”) market or centrally cleared. The fund enters into these agreements to hedge certain m or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for the interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the inter payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized g (loss) recorded upon the termination of swap transactions in the Statement of Operations. Upfront payments made a received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recor a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate sw which are recorded as realized gains or losses on the termination date.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciati depreciation on swap transactions.

Centrally Cleared Swaps:

Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, whic consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agr is traded and is subject to change, The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and liabilities. Payments received from (paid to) the counterp including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Interest Rate Swaps: Interest rate swaps involve the
exchange of commitments to pay and receive interest
based on a notional principal amount. The fund enters
into these agreements for a variety of reasons, including
to hedge certain market or interest rate risks, to manage
the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Interest rate swaps are valued daily and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the fund records a realized gain or loss equal to the difference between the current realized value and the expected cash flows.

The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced company, obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these contracts are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

The maximum potential amount of future payments

(undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected in the Statement of Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the following chart, which summarizes open credit default swaps on index issues entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities.

GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 23, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    November 23, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)